Finance Income and Costs - Details of Interest Income Included in Finance Income (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Analysis of income and expense [abstract]
Interest income on cash equivalents and short-term financial instruments	₩ 24,378	₩ 29,854	₩ 33,808
Interest income on loans and others	25,979	33,725	36,128
Interest income	₩ 50,357	₩ 63,579	₩ 69,936